April 1, 2003

                        THE DREYFUS/LAUREL FUNDS, INC.
                           DREYFUS PREMIER SMALL CAP
                                  VALUE FUND

                           SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 2003

      THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT."

      The Fund is managed by Mark Sikorski. Mr. Sikorski has been employed by Dreyfus as a portfolio manager since October 1996 and has been a primary portfolio manager of the Fund since June 2002. He is also a vice president of Mellon Equity Associates, LLP, an affiliate of Dreyfus, which he joined in 1996.

                                                                       148s0403



================================================================================




                         THE DREYFUS/LAUREL FUNDS, INC.
                      DREYFUS PREMIER SMALL CAP VALUE FUND
                        DREYFUS PREMIER MIDCAP STOCK FUND

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2003


     THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ENTITLED "MANAGEMENT ARRANGEMENTS":

            Dreyfus Premier Small Cap Value Fund's primary portfolio manager is Mark Sikorski.

                               ------------------

     THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION:


            Dreyfus Premier Small Cap Value Fund and Dreyfus Premier Midcap Stock Fund may invest in real estate investment trusts, as described in the section of the Fund's Statement of Additional Information entitled "Certain Portfolio Securities".